Acquisition Fair Value of Recognized Assets and Liabilities Assumed (Details) - USD ($) $ in Millions		12 Months Ended
	Aug. 01, 2015	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill		$ 305.2
CDW UK
Business Acquisition [Line Items]
Cash	$ 27.8
Accounts receivable	135.7
Merchandise inventory	27.1
Property and equipment, net	11.4
Identified intangible assets	289.8
Other assets	53.5
Total assets acquired	545.3
Accounts payable	(86.1)
Deferred revenue	(57.2)
Other liabilities	(41.7)
Deferred tax liabilities	(55.1)
Debt	(111.5)
Total liabilities assumed	(351.6)
Total identifiable net assets	193.7
Goodwill	306.0
Total purchase price	$ 499.7